IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Credit Risk [line items]
Past due loans	$ 2,365	$ 2,257
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,312	1,239
Personal [member]
Credit Risk [line items]
Past due loans	259	251
Credit card [member]
Credit Risk [line items]
Past due loans	476	440
Business and government [member]
Credit Risk [line items]
Past due loans	318	$ 327
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	2,169
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,312
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	259
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	280
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	318
Later than three months [member]
Credit Risk [line items]
Past due loans	196
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 196